SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION
8.	SHARE-BASED COMPENSATION

Share options
During the years ended December 31, 2018 and 2019, the Group granted share options to employees.
I
n March 2019, the Group approved the Share lncentive Plan (the “Plan”) under which the maximum aggregate number of ordinary shares that may be issued pursuant to all awards is 28,400,000 shares. The shares reserved may be increased automatically if and whenever the unissued shares reserved accounts for less than one percent (1%) of the total then issued and outstanding shares, so that after the increase, the shares unissued and reserved under the Plan immediately after each such increase shall equal to five percent (5%) of the then issued and outstanding shares. The term of the option shall not exceed ten years from the date of the grant.
The options will vest in accordance with the vesting schedules set out in the respective share option agreements with vesting period ranging from 0 to 10 years.
The Company determined the estimated fair value of the options on the respective grant dates using the binomial option pricing model with the assistance from an independent valuation firm. The following assumptions were used.

	As of December 31,
Grant date	2017	2018	2019
Risk-free interest rate	3.03%- 3.12%	3.42%- 3.78%	3.20%
Volatility	53.20%- 53.90%	53.40%- 56.20%	54.60%
Dividend yield	—	—	—
Exercise multiples	2.2	2.2	2.2-2.8
Life of options (in years)	10	10	10
Fair value of underlying ordinary shares	2.9 - 4.3	4.5 - 12.7	72.1

Risk-free interest rate
Risk-free interest rate was estimated based on the daily treasury long term rate of the U.S. Treasury Department with a maturity period close to the expected term of the options, plus the country default spread of China.
Volatilit
y
The volatility of the underlying ordinary shares during the lives of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options.
Dividend yield
The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.
Exercise multiples
Exercise multiple represents the value of the underlying share as a multiple of exercise price of the option which, if achieved, results in exercise of the option.
Life of options
Life of options is extracted from option agreements.
Fair value of underlying ordinary shares
Prior to the completion of initial public offering, the estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a valuation with the assistance of a third party appraiser. The fair value of the underlying ordinary shares is determined based on the closing market price of the share after the completion of initial public offering in June 2019.
A summary of options activities during the year ended December
31
,
2019
is presented below:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Options outstanding at January 1, 2019	24,470,565	0.01	3.54	8.36	310,213
Granted	1,979,910	0.01	72.12
Exercised	17,977,348	0.01	1.47

Options outstanding at December 31, 2019	8,473,127	0.01	23.96	8.62	1,934,139

Options vested and expected to vest as of December 31, 2019	8,473,127	0.01	23.96	8.62	1,934,139

Options exercisable as of December 31, 2019	1,091,947	0.01	12.21	8.90	249,256

The total fair value of options vested during the year ended December 31, 2018 and 2019 were RMB2,288 and RMB14,948, respectively.
During the year ended December 31, 2019, the Company granted 1,979,910 graded vesting options to certain employees. The Company recognizes compensation expenses related to those option
s
over the estimated service period for each separate vesting portion of the award as if the award is in substance, multiple awards. RMB48,005 of compensation expenses for all options granted were recorded for the year ended December, 2019.
As of December 31, 2019, there was RMB154,502

of unrecognized compensation expenses related to options expected to be recognized over a weighted average period of
8.62 years.
Restricted Stock Units
During year ended December 31, 2019, the Company granted 767,060 restricted stock units (“RSUs”) respectively to employees at an exercise price of nil per share. These RSUs have a vesting period of four years of employment services with one-fourth vesting at each anniversary of the grant date. The RSUs are not transferable and may not be sold or pledged and the holder has no voting or dividend right on the non-vested
RSUs. In the event that the employment with the Company is terminated for any reason prior to vesting in the RSUs, the holder’s right to the unvested RSUs will terminate immediately. The non-vested
RSUs will be repurchased by the Company at no cost.
The Group recognized compensation expense over the requisite service period for each separately vesting portion of the award as if the award is in substance, multiple awards. The aggregate fair values of RSUs are measured at the fair value of the Company’s ordinary shares on the grant date which were RMB117,664 during the year ended December 31, 2019. During the period ended December 31, 2019, the Group recorded compensation expense of RMB12,232 for the RSUs.
As of December 31, 2019, there was RMB105,432 unrecognized compensation cost related to RSUs which is expected to be recognized over a weighted average vesting period of 3.75 years. The weighted average granted fair value of the RSUs granted during the year ended December 31, 2019 were RMB153.40 per RSU.
A summary of the RSUs activity during the year ended December 31, 2019 is presented below:

RSUs
Unvested balance at January 1, 2019	—
Granted	767,060
Vested	—

Unvested balance at December 31, 2019	767,060